Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,522,185.00
Previously Paid Amount	0.00
Total Fee Amount	2,143.61
Total Offset Amount	0.00
Net Fee	2,143.61
Narrative - Max Aggregate Offering Price	$ 15,522,185.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true